Note 5 - Property, Plant and Equipment	12 Months Ended
Jun. 30, 2018
Notes To Financial Statements [Abstract]
Property, Plant and Equipment

Property, plant and equipment, net consist of the following:

	June 30, 2018	June 30, 2017
Vehicles	$1,000	$1,000
Machinery and equipment	112,000	84,000
Office equipment	162,000	133,000
Furniture and Equipment	39,000	36,000
Leasehold improvements	34,000	10,000
	348,000	264,000
Less: Accumulated depreciation	(261,000)	(205,000)
Property, plant and equipment, net	$87,000	$59,000

Depreciation expense was approximately $57,000 and $40,000, for the years ended June 30, 2018 and 2017, respectively, and is included in selling and administrative expenses in the accompanying consolidated statements of operations.